Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value on a recurring basis.

		December 31, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 16c)	Level 1	55,928	55,928	103,146	103,146
Derivative instruments (note 11)
Interest rate swap agreement	Level 2	550	550	(886)	(886)
Freight forward agreements	Level 2	(4)	(4)	—	—

Non-recurring:
Operating lease right-of-use assets (note 19)	Level 2			1,799	1,799
Vessels and equipment (note 19)	Level 2			59,250	59,250
Assets held for sale (note 19)	Level 2	40,854	40,854	31,680	31,680
Equity-accounted joint venture (note 5)	Level 2	9,174	9,174

Other:
Short-term debt (note 8)	Level 2	(25,000)	(25,000)	(10,000)	(10,000)
Advances to equity-accounted joint venture (note 5)	Level 2	3,780	3,780	5,280	Note (1)
Long-term debt, including current portion (note 9)	Level 2	(320,291)	(325,509)	(242,961)	(248,738)
Obligations related to finance leases, including current portion (note 10)	Level 2	(294,481)	(306,386)	(360,043)	(411,740)
(1)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at December 31, 2020 were not determinable